Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31 are comprised of the following (in thousands):

	2010	2011
Net operating loss carry forwards	$41,175	$48,184
Research and development credit carry forwards	2,821	3,270
Other	25	25
Gross deferred tax assets	44,021	51,478
Less valuation allowance	(44,021)	(51,478)
Net deferred tax assets	$—	$—